Equity Investments - Schedule of Income (Loss) from Equity Investments (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
Equity investments in publicly listed companies	$ (24)	$ 43	$ (32)	$ 72
Equity method investments	9	(5)	4	(17)
Non-marketable equity securities (includes NAV)	21	1	22	(2)
Total income (loss) from equity investments, net	$ 6	$ 39	$ (6)	$ 53